Taxation - Components of Income Before Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Components of (loss)/income before income tax expense
Income before income tax expense	¥ 1,353,735	$ 185,460	¥ 1,326,786	¥ 1,028,569
Loss from non-China operations	(120,072)		(86,910)	(94,806)
Income from China operations	1,473,807		1,413,696	1,123,375
Income tax expense applicable to China operations	231,086		239,365	202,466
Income tax expense applicable to non-China operations	(17)		123	174
PRC Withholding Tax on Dividends	22,206		21,353
Income tax expense	¥ 253,275	$ 34,699	¥ 260,841	¥ 202,640
Effective tax rate	18.70%	18.70%	19.70%	19.70%
China Operations
Components of (loss)/income before income tax expense
Effective tax rate	15.70%	15.70%	16.90%	18.00%